SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Subsidiaries
Entity	Country of Incorporation	Voting Control	Functional Currency

Digatrade Financial Corp.	Canada	Parent Company	Canadian Dollar
Digatrade Limited	Canada	100%	Canadian Dollar
Digatrade (UK) Limited	United Kingdom	100%	Pounds Sterling
Digatrade Limited	USA	100%	US Dollar
Securter Systems Inc	Canada	79% (Note 5)	Canadian Dollar

New classifications under IFRS 9
Financial assets	Classification under IAS 39	Classification under IFRS 9
Cash	FVTPL	Amortized cost
Accounts receivable	Notes and receivable	Amortized cost
Derivative assets	FVTPL	FVTPL

Financial liabilities	Classification under IAS 39	Classification under IFRS 9
Accounts payable and accrued liabilities	Other financial liabilities	Other financial liabilities
Short-term loan	Other financial liabilities	Other financial liabilities
Due to related parties	Other financial liabilities	Other financial liabilities
Derivative liabilities	FVTPL	FVTPL